Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 042 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2022
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	31-0411980
Plan number	042
Contributions Not Corrected		$ 0	$ 0
Contributions Corrected Outside VFCP		31,400	41,868
Contributions Pending Correction in VFCP		0	0
Total Fully Corrected under VFCP and PTE 2002-51		$ 0	$ 0